EARNINGS PER SHARE (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PROFIT OR LOSS PER SHARE
Guaranteed right (per share) of preferred shares	10.00%
Basic loss per share
Profit attributable to each class of shares - Continued Operation	R$ 4,881,788	R$ 2,648,592	R$ 5,731,106
Profit attributable to each class of shares - Discontinued Operation	(332,014)	986,785	R$ (84,965)
Profit for the Year	4,549,774	3,635,377
Diluted loss per share
Profit attributable to each class of shares - Continued Operation	4,881,788	2,648,592
Profit attributable to each class of shares - Discontinued Operation	(332,014)	986,785
Profit for the Year	4,549,774	3,635,377
Common shares
Basic loss per share
Profit attributable to each class of shares - Continued Operation	4,237,649	2,239,391
Profit attributable to each class of shares - Discontinued Operation	(288,206)	834,329
Profit for the Year	R$ 3,949,443	R$ 3,073,720
Weighted average number of shares	1,995,507,000	1,686,088,000
% of shares in relation to the total	87.86%	85.75%
Basic earnings per share from continuing operations (R$)	R$ 2.12	R$ 1.33	R$ 3.59
Basic earnings per share of discontinued operation (R$)	(0.14)	0.49
Net basic earnings per share	R$ 1.98	R$ 1.82	3.54
Diluted loss per share
Profit attributable to each class of shares - Continued Operation	R$ 4,185,927	R$ 2,206,702
Profit attributable to each class of shares - Discontinued Operation	(284,688)	822,150
Profit for the Year	R$ 3,901,239	R$ 3,028,852
Weighted average number of shares in thousand	1,995,507,000	1,686,088,000
% of shares in relation to the total	86.87%	84.60%
Diluted earnings per share of continuous operation (R$)	R$ 2.10	R$ 1.31	3.53
Diluted earnings per share of discontinued operation (R$)	(0.14)	0.49
Profit (Loss) per share - diluted	R$ 1.96	R$ 1.80	R$ 3.48
Class "A" preferred shares
Basic loss per share
Profit attributable to each class of shares - Continued Operation	R$ 318	R$ 215
Profit attributable to each class of shares - Discontinued Operation	(22)	80
Profit for the Year	R$ 296	R$ 295
Weighted average number of shares	136,000	147,000
% of shares in relation to the total	0.01%	0.01%
Basic earnings per share from continuing operations (R$)	R$ 2.34	R$ 1.46
Basic earnings per share of discontinued operation (R$)	(0.16)	0.54
Net basic earnings per share	R$ 2.18	R$ 2.01
Diluted loss per share
Profit attributable to each class of shares - Continued Operation	R$ 314	R$ 212
Profit attributable to each class of shares - Discontinued Operation	(21)	79
Profit for the Year	R$ 293	R$ 291
Weighted average number of shares in thousand	136,000	147,000
% of shares in relation to the total	0.01%	0.01%
Diluted earnings per share of continuous operation (R$)	R$ 2.31	R$ 1.44
Diluted earnings per share of discontinued operation (R$)	(0.16)	0.54
Profit (Loss) per share - diluted	R$ 2.15	R$ 1.98
Class "B" preferred shares
Basic loss per share
Profit attributable to each class of shares - Continued Operation	R$ 643,822	R$ 408,987
Profit attributable to each class of shares - Discontinued Operation	(43,786)	152,376
Profit for the Year	R$ 600,036	R$ 561,363
Weighted average number of shares	275,614,000	279,941,000
% of shares in relation to the total	12.13%	14.24%
Basic earnings per share from continuing operations (R$)	R$ 2.34	R$ 1.46
Basic earnings per share of discontinued operation (R$)	(0.16)	0.54
Net basic earnings per share	R$ 2.18	R$ 2.01
Diluted loss per share
Potential dilutive common shares included in the calculation of the weighted average number of shares due to dilutive effect	25,822
Profit attributable to each class of shares - Continued Operation	R$ 635,964	R$ 403,016
Profit attributable to each class of shares - Discontinued Operation	(43,252)	150,152
Profit for the Year	R$ 592,712	R$ 553,168
Weighted average number of shares in thousand	275,614,000	279,941,000
% of shares in relation to the total	12.00%	14.05%
Diluted earnings per share of continuous operation (R$)	R$ 2.31	R$ 1.44
Diluted earnings per share of discontinued operation (R$)	(0.16)	0.54
Profit (Loss) per share - diluted	R$ 2.15	R$ 1.98
Converted Preferred B
Diluted loss per share
Profit attributable to each class of shares - Continued Operation	R$ 59,583	R$ 38,663
Profit attributable to each class of shares - Discontinued Operation	(4,052)	14,404
Profit for the Year	R$ 55,531	R$ 53,067
Weighted average number of shares in thousand	25,822,000	26,856,000
% of shares in relation to the total	1.12%	1.35%
Diluted earnings per share of continuous operation (R$)	R$ 2.31	R$ 1.44
Diluted earnings per share of discontinued operation (R$)	(0.16)	0.54
Profit (Loss) per share - diluted	R$ 2.15	R$ 1.98